SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Financial statement balances and amounts of the VIEs and their subsidiaries (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Current assets
Cash	¥ 7,742,082		¥ 5,810,938
Accounts receivable, net of allowance for doubtful accounts	1,388,535		879,962
VAT recoverable	114,575		129,994
Prepaid expenses	104,357		80,913
Other current assets	155,782		148,603
Total current assets	9,618,087		7,084,709
Property and equipment, net	24,542,951		19,184,639
Intangible assets, net	557,971		394,628
Operating lease right-of-use assets	1,909,239		796,679
Deferred tax assets	136,809		72,931
Restricted cash	171,705		128,025
VAT recoverable	1,129,440		888,483
Other non-current assets	385,643		289,410
Total assets	41,608,850		31,492,531
Current liabilities
Short-term borrowings and current portion of long-term borrowings	1,681,787		1,137,737
Accounts payable	2,880,745		1,675,966
Accrued expenses and other payables	1,541,688		817,883
Deferred revenue	59,826		90,316
Operating lease liabilities, current	73,362		55,139
Finance lease and other financing obligations, current	230,746		222,473
Total current liabilities	6,468,154		3,999,514
Long-term borrowings, excluding current portion	9,337,882		8,028,473
Operating lease liabilities, non-current	1,141,835		709,998
Finance lease and other financing obligations, non-current	7,101,401		4,751,121
Deferred tax liabilities	282,266		252,672
Other long-term liabilities	298,334		345,537
Amounts due to GDS Holdings and its non-VIE subsidiaries, net	21,388		11,988
Total liabilities	26,716,051		20,136,969
Net revenue, net income (loss), operating, investing and financing cash flows
Net revenue	2,582,623	¥ 1,877,030
Net profit	(193,078)	(229,779)
Net cash provided by operating activities	16,238	56,104
Net cash used in investing activities	(3,884,836)	(1,373,593)
Net cash used in financing activities	5,872,392	4,769,377
Accounts receivable
Current liabilities
Assets pledged	949,474		520,382
Property and equipment
Current liabilities
Assets pledged	3,987,569		2,493,872
VIEs
Current assets
Cash	888,353		730,960
Accounts receivable, net of allowance for doubtful accounts	1,278,630		858,764
VAT recoverable	45,870		46,817
Prepaid expenses	55,175		39,124
Other current assets	45,152		32,929
Total current assets	2,313,180		1,708,594
Property and equipment, net	2,834,443		2,911,727
Intangible assets, net	149,278		159,860
Operating lease right-of-use assets	169,556		91,329
Deferred tax assets	39,486		34,157
Restricted cash	49,987		29,508
VAT recoverable	123,264		136,011
Other non-current assets	98,761		75,873
Total assets	5,777,955		5,147,059
Current liabilities
Amounts due to GDS Holdings and its non-VIE subsidiaries, net	1,957,479		1,534,768
Total liabilities	5,568,645		5,025,104
Net revenue, net income (loss), operating, investing and financing cash flows
Net revenue	2,489,175	1,837,452
Net profit	87,354	7,036
Net cash provided by operating activities	261,379	24,371
Net cash used in investing activities	(68,734)	(91,297)
Net cash used in financing activities	(14,773)	¥ (4,790)
VIEs | Accounts receivable
Current liabilities
Assets pledged	85,870		83,468
VIEs | Property and equipment
Current liabilities
Assets pledged	150,800		114,344
VIEs | Third party
Current liabilities
Short-term borrowings and current portion of long-term borrowings	536,023		493,614
Accounts payable	243,637		181,448
Accrued expenses and other payables	199,029		160,401
Deferred revenue	52,290		68,003
Operating lease liabilities, current	41,576		31,869
Finance lease and other financing obligations, current	27,339		125,318
Total current liabilities	1,099,894		1,060,653
Long-term borrowings, excluding current portion	1,289,454		1,335,084
Operating lease liabilities, non-current	133,719		66,387
Finance lease and other financing obligations, non-current	986,301		921,965
Deferred tax liabilities	81,302		76,297
Other long-term liabilities	20,496		29,950
Total liabilities	¥ 3,611,166		¥ 3,490,336